Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Cash flows from operating activities:
Net loss	$ (11,859)	$ (2,056)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	4,196	158
Amortization of deferred dry-docking costs	240	0
Amortization of deferred finance charges	120	20
Amortization of convertible promissory note beneficial conversion feature	376	89
Stock based compensation	79	0
Changes in operating assets and liabilities:
Accounts receivable trade, net	(297)	(472)
Inventories	525	(677)
Other current assets	(231)	(11)
Deferred charges	41	0
Other non-current assets	(5)	0
Trade accounts and other payables	(2,767)	788
Due to related parties	0	(105)
Accrued liabilities	(127)	360
Deferred revenue	514	0
Net cash used in operating activities	(9,195)	(1,906)
Cash flows from investing activities:
Acquisition of vessels	0	(17,127)
Net cash used in investing activities	0	(17,127)
Cash flows from financing activities:
Net proceeds from issuance of common stock	0	4,800
Proceeds from long term debt	0	8,750
Proceeds from convertible promissory notes	9,400	4,000
Payments of financing costs	0	(144)
Repayments of long term debt	(450)	(200)
Net cash provided by financing activities	8,950	17,206
Net decrease in cash and cash equivalents	(245)	(1,827)
Cash and cash equivalents at beginning of period	3,304	2,873
Cash and cash equivalents at end of period	3,059	1,046
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest	$ 3,749	$ 125